Inventories (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Summary of inventories
The Company’s inventories as of June 30, 2022 and December 31, 2021 were as follows:

(in thousands)	June 30, 2022	December 31, 2021
Oral drug inventory	$2,877	$1,484
IV drug inventory	5,703	4,954
Total	$8,580	$6,438

The Company’s inventories as of December 31, 2021 and 2020 were as follows:

(in thousands)	December 31, 2021	December 31, 2020
Oral drug inventory	$1,484	$1,414
IV drug inventory	4,954	2,940
Total	$6,438	$4,354